Common Stock and Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Number of Shares Issued and Outstanding [Table Text Block]

	2019	2020	2021
	(shares)
Balance at beginning of fiscal year	13,900,028,020	13,667,770,520	13,581,995,120
Retirement of shares of common stock	(232,257,500)	(85,775,400)	—

Balance at end of fiscal year	13,667,770,520	13,581,995,120	13,581,995,120